Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
Commitments and Contingencies

11. Commitments and Contingencies

Operating lease

The Company has an operating lease to rent an office space in Shanghai. The lease term is 12 months, with the option to renew annually. Rent expense was $5,856 and $5,856 and is included in general and administrative expenses for the six months ended June 30, 2023 and 2022, respectively. The Company has renewed the same operating lease with a term from January 1, 2023 to December 31, 2023, with all other lease terms remaining the same.

Other commitments

The Company did not have other significant commitments, long-term obligations or guarantees as of June 30, 2023 and 2022.

Contingencies

The Company is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Company does not anticipate that the final outcome arising out of any such matter will have a material adverse effect on our consolidated business, financial position, cash flows or results of operations taken as a whole.

On February 4, 2022, Macias Gini & O’Connell, LLP (“Plaintiff”) initiated a lawsuit in San Francisco Superior Court. Plaintiff, a certified public accounting firm based in the U.S., was hired by Kang Fu International Medical Co, and subsequently by Meihua International Medical Technologies Co, Ltd. (collectively, “Meihua”), to audit Meihua’s consolidated financial statements for the 2018 and 2019 calendar years. Plaintiff seeks damages from Meihua for its alleged failure to pay for services rendered in the amount of $210,000, plus interest and attorneys’ fees. The case was dismissed with prejudice in August of 2023.

On August 29, 2023, Zhu Cheng initiated a lawsuit against Yada, Huada, Huadong and Kang Fu in Yangzhou Economic Development Zone Court. Zhu Cheng seeks damages from the above entities for service fee of approximately $2.3 million (RMB 17.0 million). The Company is preparing to file a motion to dismiss the case. No contingent liability has been accrued since the Company has deemed the possibility of loss to be remote.

13. Commitments and Contingencies

Operating lease

The Company has an operating lease to rent an office space in Shanghai. The lease term is 12 months, with the option to renew annually. Rent expense was $7,515, $7,839 and $7,324 and is included in general and administrative expenses for the years ended December 31, 2022, 2021 and 2020, respectively. The Company has renewed the same operating lease with a term from January 1, 2023 to December 31, 2023, with all other lease contents remaining the same.

Other commitments

The Company did not have other significant commitments, long-term obligations, or guarantees as of December 31, 2022, 2021 and 2020.

Contingencies

The Company is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Company does not anticipate that the final outcome arising out of any such matter will have a material adverse effect on our consolidated business, financial position, cash flows or results of operations taken as a whole.

On February 4, 2022, Macias Gini & O’Connell, LLP (“Plaintiff”) initiated a lawsuit in San Francisco Superior Court. Plaintiff, a certified public accounting firm based in the U.S., was hired by Kang Fu International Medical Co, and subsequently by Meihua International Medical Technologies Co, Ltd. (collectively, “Meihua”), to audit Meihua’s consolidated financial statements for the 2018 and 2019 calendar years. Plaintiff seeks damages from Meihua for its alleged failure to pay for services rendered in the amount of $210,000, plus interest and attorneys’ fees. Although Meihua denies plaintiff’s allegations, on August 29, 2022, Meihua provided an initial settlement offer to Plaintiff. To date, Plaintiff has not substantively responded. The Court has set and continued multiple case management conferences based on Plaintiff’s requests for continuances while the parties attempt to informally resolve the matter. No contingent liability has been recognized in relation to this matter since the outcome of the litigation is highly uncertain.